Restatement of previously issued financial statements (unaudited) (Details 2) - USD ($)	3 Months Ended							6 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (1,729,683)	$ (417,934)	$ (904,217)	$ (1,773,871)				$ (2,147,617)	$ (2,678,088)			$ (5,825,622)	$ (6,097,286)	$ (6,097,286)
Adjustments to reconcile net loss to net cash
Amortization of discount of notes payable								1,314,760	981,462			1,974,080	1,752,639	1,752,639
Loss on change in fair value of profit share													(23,537)	374,462
Net cash provided by (used in) operating activities								$ 501,755	$ (1,325,499)			$ (1,239,085)	$ (1,576,948)	$ (1,576,948)
As restated [Member]
Cash flows from operating activities
Net loss					$ (803,658)	$ (2,746,573)	$ (1,058,779)			$ (3,805,352)	$ (4,609,010)
Adjustments to reconcile net loss to net cash
Amortization of discount of notes payable							276,512			713,084	1,200,780
Loss on change in fair value of profit share							37,557			143,272	255,847
Net cash provided by (used in) operating activities							68,245			(506,674)	(1,304,626)
Gain on debt restructuring					0	0	0			0	0
Adjustment [Member]
Cash flows from operating activities
Net loss					46,883	92,548	(3,422,576)			(3,330,028)	(3,283,145)
Adjustments to reconcile net loss to net cash
Amortization of discount of notes payable							(27,185)			(225,448)	(384,906)
Loss on change in fair value of profit share							37,557			143,272	255,847
Net cash provided by (used in) operating activities							0			0	0
Gain on debt restructuring					0	0	3,412,204			3,412,204	3,412,204
As previously reported [Member]
Cash flows from operating activities
Net loss					(850,541)	(2,839,121)	2,363,797			(475,324)	(1,325,865)
Adjustments to reconcile net loss to net cash
Amortization of discount of notes payable							303,697			938,532	1,585,686
Loss on change in fair value of profit share							0			0	0
Net cash provided by (used in) operating activities							68,245			(506,674)	(1,304,626)
Gain on debt restructuring					$ 0	$ 0	$ (3,412,204)			$ (3,412,204)	$ (3,412,204)